ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the six months ended June 30, 2022. No material changes were made to provisional allocations.

AS AT JUN. 30, 2022 (MILLIONS)	Real Estate	Renewable Power and Transition	Private Equity	Infrastructure and Other	Total
Cash and cash equivalents	$424	$27	$294	$4	$749
Accounts receivable and other	209	146	5,190	11	5,556
Inventory	—	29	311	—	340
Equity accounted investments	—	—	338	—	338
Investment properties	6,788	—	—	—	6,788
Property, plant and equipment	43	713	663	34	1,453
Intangible assets	—	—	5,651	72	5,723
Goodwill	242	264	2,124	103	2,733
Deferred income tax assets	—	1	43	—	44
Total assets	7,706	1,180	14,614	224	23,724
Less:
Accounts payable and other	(286)	(105)	(737)	(28)	(1,156)
Non-recourse borrowings	(2,174)	(53)	(4,542)	(15)	(6,784)
Deferred income tax liabilities	(419)	(68)	(670)	(17)	(1,174)
Non-controlling interests[1]	(1,720)	—	(1)	(64)	(1,785)
	(4,599)	(226)	(5,950)	(124)	(10,899)
Net assets acquired	$3,107	$954	$8,664	$100	$12,825

Consideration[2]	$3,107	$954	$8,664	$100	$12,825
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.